LOANS AND OTHER FINANCING (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS AND OTHER FINANCING
Total eventual responsibility	$ 111,481,073	$ 50,396,233
Other guarantees granted
LOANS AND OTHER FINANCING
Total eventual responsibility	93,364,567	39,550,577
Responsibilities for foreign trade loans
LOANS AND OTHER FINANCING
Total eventual responsibility	12,785,060	3,983,919
Documentary loans
LOANS AND OTHER FINANCING
Total eventual responsibility	4,761,804	6,100,750
Overdrafts [member]
LOANS AND OTHER FINANCING
Total eventual responsibility	$ 569,642	$ 760,987